UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 397 - 1629

(Registrant’s telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2011

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS	September 30, 2011 (Unaudited)

CORTINA SMALL CAP GROWTH FUND
	Shares	Value
COMMON STOCKS (86.2%)
Consumer Discretionary (15.3%)
Amerigon, Inc.(a)	570	$7,256
Body Central Corp.(a)	594	10,787
Constant Contact, Inc.(a)	680	11,757
Crocs, Inc.(a)	878	20,782
Fuel Systems Solutions, Inc.(a)	303	5,821
G-III Apparel Group, Ltd.(a)	463	10,584
hhgregg, Inc.(a)	1,362	13,280
Morgans Hotel Group Co.(a)	1,497	8,967
Shutterfly, Inc.(a)	332	13,672
Skullcandy, Inc.(a)	654	9,241
Steven Madden, Ltd.(a)	310	9,331
Summer Infant, Inc.(a)	1,366	9,016
Teavana Holdings, Inc.(a)	331	6,733
Ulta Salon Cosmetics & Fragrance, Inc.(a)	215	13,379
ValueClick, Inc.(a)	836	13,008
Valuevision Media, Inc.(a)	1,934	4,564

		168,178

Consumer Staples (1.9%)
The Andersons, Inc.	305	10,266
The Fresh Market, Inc.(a)	288	10,990

		21,256

Energy (5.8%)
Brigham Exploration Co.(a)	380	9,599
Comstock Resources, Inc.(a)	618	9,554
GT Advanced Tech, Inc.(a)	710	4,984
Lufkin Industries, Inc.	139	7,396
Northern Oil & Gas, Inc.(a)	775	15,027
Oasis Petroleum, Inc.(a)	367	8,195
Triangle Petroleum Corp.(a)	2,596	9,320

		64,075

Financial Services (2.3%)
Higher One Holdings, Inc.(a)	528	8,591
Pinnacle Financial Partners, Inc.(a)	710	7,767
Texas Capital Bancshares, Inc.(a)	369	8,432

		24,790

	Shares	Value
Health Care (22.3%)
Accuray, Inc.(a)	2,347	$9,435
Align Technology, Inc.(a)	626	9,496
AtriCure, Inc.(a)	1,225	11,931
Cardio Systems, Inc.(a)	868	9,887
Cepheid, Inc.(a)	409	15,881
Complete Genomics, Inc.(a)	1,231	7,226
DexCom, Inc.(a)	1,082	12,984
Endologix, Inc.(a)	1,291	12,962
Fluidigm Corp.(a)	745	10,378
Insulet Corp.(a)	716	10,926
Luminex Corp.(a)	693	15,364
Medidata Solutions, Inc.(a)	651	10,702
Myriad Genetics, Inc.(a)	509	9,539
OraSure Technologies, Inc.(a)	1,395	11,104
Quidel Corp.(a)	1,051	17,206
Soltra Medical, Inc.(a)	4,208	5,260
SonoSite, Inc.(a)	324	9,830
Staar Surgical Co.(a)	1,515	11,817
Synergetics USA, Inc.(a)	912	4,916
Uroplasty, Inc.(a)	2,067	10,025
Volcano Corp.(a)	561	16,622
Zoll Medical Corp.(a)	314	11,850

		245,341

Materials & Processing (0.9%)
Codexis, Inc.(a)	908	4,150
Dynamic Materials Corp.	356	5,607

		9,757

Producer Durables (14.6%)
Aerovironment, Inc.(a)	232	6,531
AO Smith Corp.	183	5,861
Astronics Corp.(a)	386	10,904
Chart Industries, Inc.(a)	360	15,181
Echo Global Logistics, Inc.(a)	903	12,010
Flow International Corp.(a)	1,675	3,702
GrafTech International, Ltd.(a)	637	8,090
Heritage Crystal, Inc.(a)	550	9,988
Kaman Corp.	339	9,441
Marten Transport, Ltd.	340	5,862
Maxwell Technologies, Inc.(a)	1,058	19,478
Mistras Group, Inc.(a)	453	7,955
Primoris Services Corp.	226	2,364
Rush Enterprises, Inc.(a)	608	8,609
TeleTech Holdings, Inc.(a)	584	8,900
Vitran Corp, Inc.(a)	858	3,389
Westport Innovations, Inc.(a)	743	21,495

		159,760

	Shares	Value
Technology (22.0%)
AboveNet, Inc.	181	$9,702
Axcelis Technologies, Inc.(a)	3,511	4,213
BroadSoft, Inc.(a)	160	4,856
Ciena Corp.(a)	752	8,422
CommVault Systems, Inc.(a)	397	14,713
Computer Task Group, Inc.(a)	556	6,211
Convio, Inc.(a)	1,045	8,788
DemandTec, Inc.(a)	1,422	9,300
EZchip Semiconductor, Ltd.(a)	281	9,335
FSI International, Inc.(a)	3,799	7,180
Inphi Corp.(a)	1,095	9,603
Interactive Intelligence, Inc.(a)	265	7,195
Ixia(a)	1,476	11,321
LivePerson, Inc.(a)	838	8,338
LogMeIn, Inc.(a)	228	7,572
Netgear, Inc.(a)	279	7,223
NIC, Inc.	533	6,103
QLIK Technologies, Inc.(a)	383	8,296
Responsys, Inc.(a)	698	7,524
RightNow Technologies, Inc.(a)	447	14,773
Rudolph Technologies, Inc.(a)	1,237	8,276
Semtech Corp.(a)	507	10,698
ShoreTel, Inc.(a)	1,608	8,008
SPS Commerce, Inc.(a)	478	7,787
Synchronoss Technologies, Inc.(a)	407	10,138
Tangoe, Inc.(a)	699	7,906
TechTarget, Inc.(a)	1,509	8,616
Volterra Semiconductor Corp.(a)	479	9,211

		241,308

Utilities (1.1%)
inContact, Inc.(a)	3,609	12,451

TOTAL COMMON STOCKS (COST $966,961)		946,916

SHORT TERM INVESTMENT (91.1%)
HighMark Diversified Money Market Fund, 7 Day Yield 0.020%	1,000,000	1,000,000

TOTAL SHORT TERM INVESTMENT (COST $1,000,000)		1,000,000

TOTAL INVESTMENTS (177.3%) (COST $1,966,961)		1,946,916

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (77.3%)		(848,956)

NET ASSETS 100.0%		$1,097,960

(a) Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS	September 30, 2011 (Unaudited)
CORTINA SMALL CAP VALUE FUND

	Shares	Value
COMMON STOCKS (83.4%)
Consumer Discretionary (12.2%)
AFC Enterprises, Inc.(a)	1,137	$13,451
Cabela’s, Inc.(a)	477	9,774
Denny’s Corp.(a)	4,459	14,848
DreamWorks Animation SKG, Inc., Class A(a)	715	12,999
Express, Inc.	914	18,545
Maidenform Brands, Inc.(a)	907	21,233
PF Chang’s China Bistro, Inc.	438	11,931
Regis Corp.	1,853	26,109
Stage Stores, Inc.	358	4,965

		133,855

Energy (4.0%)
Carrizo Oil & Gas, Inc.(a)	444	9,568
GeoResources, Inc.(a)	521	9,269
Northern Oil & Gas, Inc.(a)	375	7,271
Tetra Technologies, Inc.(a)	2,336	18,034

		44,142

Financial Services (27.9%)
AerCap Holdings NV(a)	1,443	14,315
Altisource Portfolio Solutions SA(a)	636	22,508
Boston Private Financial Holdings, Inc.	4,097	24,090
Capitol Federal Financial, Inc.	2,085	22,018
CNO Financial Group, Inc.(a)	3,375	18,259
Cowen Group, Inc.(a)	3,231	8,756
Kennedy-Wilson Holdings, Inc.	1,389	14,723
Maiden Holdings, Ltd.	2,244	16,583
MB Financial, Inc.	1,125	16,560
Northwest Bancshares, Inc.	1,498	17,841
Ocwen Financial Corp.(a)	1,240	16,380
Oritani Financial Corp.	2,152	27,674
Platinum Underwriters Holdings, Ltd.	493	15,160
Potlatch Corp.	514	16,201
ProAssurance Corp.	391	28,160
ViewPoint Financial Group	891	10,202
West Coast Bancorp(a)	1,125	15,750

		305,180

Health Care (5.8%)
Hanger Orthopedic Group, Inc.(a)	1,375	25,974
ICU Medical, Inc.(a)	319	11,739
Prestige Brands Holdings, Inc.(a)	1,486	13,448
Teleflex, Inc.	232	12,475

		63,636

Materials & Processing (6.7%)
Belden, Inc.	371	9,568
Ferro Corp.(a)	1,454	8,942
Graphic Packaging Holdings, Inc.(a)	5,124	17,678
Hexcel Corp.(a)	1,021	22,626
Rogers Corp.(a)	373	14,595

		73,409

	Shares	Value
Producer Durables (14.6%)
ACCO Brands Corp.(a)	2,470	$11,782
Actuant Corp., Class A	860	16,984
The Brink’s Co.	631	14,708
Cubic Corp.	302	11,799
Darling International, Inc.(a)	1,223	15,398
ESCO Technologies, Inc.	355	9,053
Greenbrier Cos., Inc.(a)	851	9,914
Insperity, Inc.	371	8,255
Knoll, Inc.	636	8,713
RailAmerica, Inc.(a)	1,321	17,213
RSC Holdings, Inc.(a)	1,507	10,745
Rush Enterprises, Inc., Class A(a)	991	14,033
Wabash National Corp.(a)	2,471	11,787

		160,384

Technology (9.0%)
Harmonic, Inc.(a)	3,847	16,388
Methode Electronics, Inc.	1,611	11,970
PMC - Sierra, Inc.(a)	3,406	20,368
Progress Software Corp.(a)	552	9,688
Sierra Wireless, Inc.(a)	1,339	9,172
Spansion, Inc., Class A(a)	975	11,915
Super Micro Computer, Inc.(a)	1,532	19,195

		98,696

Utilities (3.2%)
Allete, Inc.	605	22,162
El Paso Electric Co.	393	12,611

		34,773

TOTAL COMMON STOCKS (COST $936,679)		914,075

SHORT TERM INVESTMENT (91.3%)
HighMark Diversified Money Market Fund, 7 Day Yield 0.020%	1,000,000	1,000,000

TOTAL SHORT TERM INVESTMENT (COST $1,000,000)		1,000,000

TOTAL INVESTMENTS (174.7%) (COST $1,936,679)		1,914,075

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (74.7%)		(818,674)

NET ASSETS 100.0%		$1,095,401

(a) Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

September 30, 2011 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin Business Corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Funds commenced operations on September 30, 2011. The Cortina Small Cap Growth is a diversified portfolio with an investment objective to seek growth of capital and the Cortina Small Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation. Shares of each Fund are designated as Institutional Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permits the Board of Directors (the “Board”) to create additional funds and share classes. The Institutional Class is currently the only class offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Security Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2011:

Cortina Small Cap Growth Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$946,916	$–	$–	$946,916
Short Term Investment	1,000,000	–	–	1,000,000
Total	$1,946,916	$–	$–	$1,946,916

Cortina Small Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$914,075	$–	$–	$914,075
Short Term Investment	1,000,000	–	–	1,000,000
Total	$1,914,075	$–	$–	$1,914,075

* See Schedule of Investments for industry classification.

For the period ended September 30, 2011, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2011.

For the period ended September 30, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of September 30, 2011, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized depreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED (DEPRECIATION)
Cortina Small Cap Growth Fund	$1,966,961	$2,088	$(22,133)	$(20,045)
Cortina Small Cap Value Fund	$1,936,679	$665	$(23,269)	$(22,604)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 22, 2011

By:	/s/ Thomas J. Eck
Thomas J. Eck, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	November 22, 2011